Principal Accounting Policies - Schedule of Observable Short-term Investments And Long-term Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Investment Holdings [Line Items]
Short-term investments	¥ 615,901	$ 96,648	¥ 1,353,670
Long-term investments	0		78,325
Fair Value, Inputs, Level 1 [Member]
Investment Holdings [Line Items]
Long-term investments	988	155
Fair Value, Inputs, Level 2 [Member]
Investment Holdings [Line Items]
Short-term investments	¥ 580,855	$ 91,149	1,223,547
Long-term investments			¥ 6,819